Label	Element	Value
Cohen & Steers Global Realty Shares, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COHEN & STEERS GLOBAL REALTY SHARES, INC.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Global Realty Shares, Inc. (the “Fund”) is total return through investment in global real estate equity securities.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the “Prospectus”), in the Appendix to this Prospectus titled “Sales Charge Reductions and Waivers Available Through Certain Intermediaries” (the “Appendix”), and “Reducing the Initial Sales Charge on Class A Shares” in the Fund’s Statement of Additional Information (the “SAI”). If you purchase Class I or Class Z shares through a financial intermediary acting as an agent on behalf of its customers, that financial intermediary may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below. Class F shares are currently not available for purchase.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you invest $1,000,000 or more in Class A shares and sell those shares on or before the one year anniversary date of their purchase, you may pay a charge equal to 1% of the lesser of the current NAV or the original cost of the shares that you sell.For Class C shares, the maximum deferred sales charge does not apply after one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2023 (through June 30, 2023, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming redemption at the end of the period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption at the end of the period
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In managing the Fund’s portfolio, Cohen & Steers Capital Management, Inc. (the “Advisor”), and the Fund’s sub‑investment advisors, Cohen & Steers Asia Limited and Cohen & Steers UK Limited (the “Subadvisors”), adhere to an integrated, bottom‑up, relative value investment process when selecting publicly traded real estate securities. To guide the portfolio construction process, the Advisor and Subadvisors utilize a proprietary valuation model that quantifies relative valuation of real estate securities based on price‑to‑net asset value (“NAV”), cash flow multiple/growth ratios and a dividend discount model (“DDM”). Analysts incorporate both quantitative and qualitative analysis in their NAV, cash flow, growth and DDM estimates. The company research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to global macroeconomic factors, risk control, geographic and property sector diversification, liquidity and other factors are considered along with the models’ output and drive the portfolio managers’ investment decisions. The Fund will not seek to achieve specific environmental, social or governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor will incorporate consideration of relevant ESG factors into its investment decision-making. For example, although the Advisor does not generally exclude investments based on ESG factors alone, when considering an investment opportunity with material exposure to carbon emissions regulation, this risk may be considered as one factor in the Advisor’s holistic review process.
Under normal market conditions, the Fund invests at least 80%, and usually substantially all, of its total assets in common stocks and other equity securities issued by U.S. and non‑U.S. real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities. A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders. Foreign REITs and REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment in their respective countries similar to that of U.S. REITs. The Fund retains the ability to invest in real estate companies of any market capitalization.
Under normal market conditions, the Fund will invest significantly (at least 40%—unless market conditions are not deemed favorable by the Advisor, in which case the Fund would invest at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund allocates its assets among various regions and countries, including the United States (but in no fewer than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non‑U.S. companies in which the Fund invests may include those domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies.
The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).
The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non‑U.S. companies. The Fund’ primary use of foreign currency transactions will be to reduce the foreign currency risk inherent in the Fund’s investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80%, and usually substantially all, of its total assets in common stocks and other equity securities issued by U.S. and non‑U.S. real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
INVESTMENT RISK
An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

MARKET RISK
Your investment in Fund shares represents an indirect investment in the REIT shares and other securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.
COMMON STOCK RISK
The Fund may invest in common stocks. Common stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are typically subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets, and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.
REAL ESTATE MARKET RISK
Since the Fund concentrates its assets in companies engaged in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.
REIT RISK
REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for favorable tax treatment under applicable tax law. Various factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
FOREIGN (NON-U.S.) AND EMERGING MARKET SECURITIES RISK
Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID‑19 globally), and possible imposition of foreign withholding or other taxes on income or proceeds payable on the securities (including trading and tariff arrangements and restrictions, sanctions and cybersecurity attacks). In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets, exchanges and economies and, in some countries, less mature governments and governmental institutions. Foreign securities markets and exchanges may be less liquid, more volatile and less subject to governmental supervision than in the United States. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect a Fund’s investments in issuers located in, doing business in or with assets in such countries. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes, exchange controls, the imposition of restrictions on foreign investment, the lack of hedging instruments, restrictions on repatriation of capital invested or from problems in security registration or settlement and custody. Furthermore, custody practices and regulations abroad may offer less protection to investors, such as the Fund and the Fund may be limited in its ability to enforce contractual rights or obligations. The securities and real estate markets of some emerging market countries have in the past experienced substantial market disruptions and may do so in the future. The economies of many emerging market countries may be heavily dependent on international trade and have thus been, and may continue to be, adversely affected by trade barriers, foreign exchange controls and other protectionist measures imposed or negotiated by the countries with which they wish to trade.
FOREIGN CURRENCY AND CURRENCY HEDGING RISK
Although the Fund will report its net asset value (“NAV”) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. In particular, Russia’s military invasion of Ukraine has weakened a number of Euro-area currencies and increased volatility of currencies in general. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially.
SMALL- AND MEDIUM-SIZED COMPANIES RISK
Real estate companies in the industry tend to be small- to medium‑sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.
PREFERRED SECURITIES RISK
There are various risks associated with investing in preferred securities. These risks include deferral and omission of distributions; credit risk; subordination to bonds and other debt securities in a company’s capital structure; interest rate risk; prepayment and extension risk; call, reinvestment and income risk; liquidity risk; limited voting rights; and special redemption rights. In addition, the on‑going COVID‑19 outbreak has increased certain risks associated with investing in preferred securities. The impact of the COVID‑19 outbreak could persist for years to come and the full impact to financial markets is not yet known. See “Geopolitical Risk” below for additional information regarding the COVID‑19 outbreak.
GEOPOLITICAL RISK
Occurrence of global events similar to those in recent years, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics, such as that caused by the COVID‑19 virus, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.
The outbreak of COVID‑19 and efforts to contain its spread have resulted in, among other things, extreme volatility in the financial markets and severe losses, reduced liquidity of many instruments, significant travel restrictions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, service and event cancellations, reductions and other changes, strained healthcare systems, as well as general concern and uncertainty. The impact of the COVID‑19 outbreak has negatively affected the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Pandemics may also exacerbate other pre‑existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to generally less established health care systems and supply chains. Public health crises caused by the COVID‑19 outbreak may exacerbate other pre‑existing political, social and economic risks in certain countries or globally. The duration of the COVID‑19 outbreak and its effects cannot be determined with certainty. The foregoing could impair the Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Fund’s service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.
On January 31, 2020, the United Kingdom (“UK”) withdrew from the European Union (“EU”) (referred to as Brexit), commencing a transition period that ended on December 31, 2020. The EU‑UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU (“TCA”), provisionally went into effect on January 1, 2021, and entered into force officially on May 1, 2021. Notwithstanding the TCA, following the transition period, there is likely to be considerable uncertainty as to the UK’s post-transition framework, including how the financial markets will react. As this process unfolds, markets may be further disrupted. Given the size and importance of the UK’s economy, uncertainty about its legal, political and economic relationship with the remaining member states of the EU may continue to be a source of instability.
On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russian individuals and entities. The extent and duration of the military action, sanctions imposed and other punitive actions taken and resulting future market disruptions in Europe and globally cannot be easily predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally. To the extent the Fund has exposure to the energy sector, the Fund may be especially susceptible to these risks. These disruptions may also make it difficult to value the Fund’s portfolio investments and cause certain of the Fund’s investments to become illiquid. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non‑U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.
REGULATORY RISK
The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The Securities and Exchange Commission’s (“SEC”) final rules, related requirements and amendments to modernize reporting and disclosure, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.
CYBER SECURITY RISK
With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the Advisor and Subadvisors) may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial‑of‑service. Successful cyber-attacks against, or security breakdowns of, the Fund, the Advisor, the Subadvisors, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.
Each of the Fund, the Advisor and the Subadvisors may have limited ability to prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.
LARGE SHAREHOLDER RISK
The Fund may have one or more large shareholders or a group of shareholders investing in classes of Fund shares indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner.
OTHER INVESTMENT COMPANIES RISK
To the extent the Fund invests a portion of its assets in investment companies, including open‑end funds, closed‑end funds, exchange-traded funds (“ETFs”) and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment funds’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment funds. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment funds. Risks associated with investments in closed‑end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non‑diversification. In addition, restrictions under the 1940 Act may limit the Fund’s ability to invest in other investment companies to the extent desired.
The SEC adopted Rule 12d1‑4, which permits an investment company to invest in other investment companies beyond the statutory limits, subject to certain conditions, rescinded certain SEC exemptive orders permitting investments in excess of the statutory limits and withdrew certain related SEC staff no‑action letters effective January 19, 2022. Accordingly, an investment company can no longer rely on the aforementioned exemptive orders and no‑action letters, and is subject instead to Rule 12d1‑4 and other applicable rules under Section 12(d)(1), which could affect the Fund’s ability to redeem its investments in other investment companies, make such investments less attractive, cause the Fund to incur losses, realize taxable gains distributable to shareholders, incur greater or unexpected expenses or experience other adverse consequences.
ACTIVE MANAGEMENT RISK
As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. Because Class F shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for this share class. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the S&P 500 Index, over various time periods. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of U.S. stock market performance. In addition to the broad-based market index, the table shows performance of the FTSE EPRA Nareit Developed Real Estate Index‑net. The FTSE EPRA Nareit Developed Real Estate Index‑net is an unmanaged market-capitalization-weighted total return index, which consists of publicly traded equity REITs and listed property companies from developed markets and is net of dividend withholding taxes. The Advisor believes that the FTSE EPRA Nareit Developed Real Estate Index‑net, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund’s investment strategy. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance information, including the Fund’s NAV per share, is available at www.cohenandsteers.com or by calling (800) 330‑7348.
The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown. Absent any applicable fee waivers and/or expense limitation, performance would have been lower. The table following the bar chart reflects applicable sales charges, if any.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the S&P 500 Index, over various time periods.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class F shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for this share class.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	In addition to the broad-based market index, the table shows performance of the FTSE EPRA Nareit Developed Real Estate Index‑net. The FTSE EPRA Nareit Developed Real Estate Index‑net is an unmanaged market-capitalization-weighted total return index, which consists of publicly traded equity REITs and listed property companies from developed markets and is net of dividend withholding taxes. The Advisor believes that the FTSE EPRA Nareit Developed Real Estate Index‑net, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 330‑7348
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns(1)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return during this 14.79% (quarter ended March 31, 2019) Lowest quarterly return during this period: –24.55% (quarter ended March 31, 2020)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table following the bar chart reflects applicable sales charges, if any.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for Class A shares only. After‑tax returns for Class C, I, R, and Z shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are shown for Class A shares only. After‑tax returns for Class C, I, R, and Z shares will vary. Class F shares are currently not available for purchase. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.

Cohen & Steers Global Realty Shares, Inc. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.20%	[2]
1 Year	rr_ExpenseExampleYear01	$ 567
3 Years	rr_ExpenseExampleYear03	814
5 Years	rr_ExpenseExampleYear05	1,080
10 Years	rr_ExpenseExampleYear10	1,839
1 Year	rr_ExpenseExampleNoRedemptionYear01	567
3 Years	rr_ExpenseExampleNoRedemptionYear03	814
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,080
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,839
2012	rr_AnnualReturn2012	25.56%	[3]
2013	rr_AnnualReturn2013	3.64%	[3]
2014	rr_AnnualReturn2014	13.54%	[3]
2015	rr_AnnualReturn2015	2.18%	[3]
2016	rr_AnnualReturn2016	3.40%	[3]
2017	rr_AnnualReturn2017	12.53%	[3]
2018	rr_AnnualReturn2018	(4.20%)	[3]
2019	rr_AnnualReturn2019	24.38%	[3]
2020	rr_AnnualReturn2020	(2.65%)	[3]
2021	rr_AnnualReturn2021	26.38%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.55%)
1 Year	rr_AverageAnnualReturnYear01	20.69%
5 Years	rr_AverageAnnualReturnYear05	9.52%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Cohen & Steers Global Realty Shares, Inc. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.85%	[2]
1 Year	rr_ExpenseExampleYear01	$ 288
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,001
10 Years	rr_ExpenseExampleYear10	2,169
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,169
1 Year	rr_AverageAnnualReturnYear01	24.57%
5 Years	rr_AverageAnnualReturnYear05	9.82%
10 Years	rr_AverageAnnualReturnYear10	9.21%
Cohen & Steers Global Realty Shares, Inc. | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.07%	[5]
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.90%	[2]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	291
5 Years	rr_ExpenseExampleYear05	507
10 Years	rr_ExpenseExampleYear10	1,129
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	291
5 Years	rr_ExpenseExampleNoRedemptionYear05	507
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,129
1 Year	rr_AverageAnnualReturnYear01	26.75%
5 Years	rr_AverageAnnualReturnYear05	10.89%
10 Years	rr_AverageAnnualReturnYear10	10.28%
Cohen & Steers Global Realty Shares, Inc. | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[6]
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Management Fee	rr_ManagementFeesOverAssets	0.75%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[6]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%	[6]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	none	[6]
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[2],[6]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[6]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.85%	[2],[6],[7]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	271
5 Years	rr_ExpenseExampleNoRedemptionYear05	471
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,049
Cohen & Steers Global Realty Shares, Inc. | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.35%	[2]
1 Year	rr_ExpenseExampleYear01	$ 137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
1 Year	rr_ExpenseExampleNoRedemptionYear01	137
3 Years	rr_ExpenseExampleNoRedemptionYear03	428
5 Years	rr_ExpenseExampleNoRedemptionYear05	739
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,624
1 Year	rr_AverageAnnualReturnYear01	26.20%
5 Years	rr_AverageAnnualReturnYear05	10.37%
10 Years	rr_AverageAnnualReturnYear10		[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
Cohen & Steers Global Realty Shares, Inc. | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	271
5 Years	rr_ExpenseExampleNoRedemptionYear05	471
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,049
1 Year	rr_AverageAnnualReturnYear01	26.82%
5 Years	rr_AverageAnnualReturnYear05	10.92%
10 Years	rr_AverageAnnualReturnYear10		[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
Cohen & Steers Global Realty Shares, Inc. | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.24%
5 Years	rr_AverageAnnualReturnYear05	8.13%
10 Years	rr_AverageAnnualReturnYear10	8.19%
Cohen & Steers Global Realty Shares, Inc. | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	6.97%
10 Years	rr_AverageAnnualReturnYear10	7.18%
Cohen & Steers Global Realty Shares, Inc. | FTSE EPRA Nareit Developed Real Estate Index-net (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.09%
5 Years	rr_AverageAnnualReturnYear05	7.81%
10 Years	rr_AverageAnnualReturnYear10	8.64%
Cohen & Steers Global Realty Shares, Inc. | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.48%
10 Years	rr_AverageAnnualReturnYear10	16.55%

[1]
If you invest $1,000,000 or more in Class A shares and sell those shares on or before the one year anniversary date of their purchase, you may pay a charge equal to 1% of the lesser of the current NAV or the original cost of the shares that you sell.

[2]
Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2023 so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class F shares, 0.90% for Class I shares, 1.40% for Class R shares and 0.90% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

[3]	The annual total returns for Class C, I, R and Z shares of the Fund are substantially similar to the annual total returns of Class A shares because the assets of all classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses. Class F shares are currently not available for purchase.
[4]	For Class C shares, the maximum deferred sales charge does not apply after one year.
[5]	The maximum shareholder service fee for Class I shares is 0.10%.
[6]	Class F shares are currently not available for purchase.
[7]	The total annual fund operating expenses for Class F shares are estimated.
[8]
The inception date for Class R and Class Z shares is October 1, 2014. Since inception and through December 31, 2021, Class R shares and Class Z shares had a return before taxes of 8.94% and 9.46%, respectively.